Related Party Transactions - Schedule of Net Outstanding Balances with Related Parties (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Total due from related parties	$ 570,086	$ 426,909
Total due to related parties	5,142,781	4,778,690
Midea International Co., Ltd [Member]
Related Party Transaction [Line Items]
Total due from related parties	570,086	426,909
Tao Ling [Member]
Related Party Transaction [Line Items]
Total due to related parties	175,115	263,623
Xiaohong Yin [Member]
Related Party Transaction [Line Items]
Total due to related parties	882,146	1,510,488
Bozhen Gong [Member]
Related Party Transaction [Line Items]
Total due to related parties	386,290	156,749
Rongxin Ling [Member]
Related Party Transaction [Line Items]
Total due to related parties	351,173	356,247
Peizhen Zhang [Member]
Related Party Transaction [Line Items]
Total due to related parties	379,267	270,748
Ying Ling [Member]
Related Party Transaction [Line Items]
Total due to related parties	84,282	85,499
Jing Ling [Member]
Related Party Transaction [Line Items]
Total due to related parties	139,268	142,499
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total due to related parties	1,526,900	1,541,837
Midea International Co., Ltd [Member]
Related Party Transaction [Line Items]
Total due to related parties	$ 1,218,340	$ 451,000